UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              THE JAPAN FUND, INC.

                                    --------

                         225 Franklin Street 26th Floor
                              Boston, MA 02210-2801

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726
                           --------------------------

                                AGENT FOR SERVICE
                                John F. McNamara
                         225 Franklin Street 26th Floor
                              Boston, MA 02110-2801
                                 1-800-535-2726

                           COPY TO Counsel of the Fund
                              DAVIS POLK & WARDWELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordon, Esq.

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                     DATE OF REPORTING PERIOD: JUNE 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND GRAPHIC OMITTED]




THE JAPAN FUND, INC.

SEMI-ANNUAL REPORT
June 30, 2004




--------------------------------------------------------------------------------
                                Class S Shares
--------------------------------------------------------------------------------


                            [JAPAN FUND LOGO OMITTED]

[BACKGROUND GRAPHIC OMITTED]




    Contents

     2   Letter from the Chairman and President
     4   Performance Summary
     6   Management Discussion of Fund Performance
     7   Portfolio Summary
     8   Top Ten Holdings
     9   Schedule of Investments
    17   Statement of Assets and Liabilities
    18   Statement of Operations
    19   Statements of Changes in Net Assets
    20   Financial Highlights
    21   Notes to Financial Statements


The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------


[PHOTO OMITTED]
William L. Givens

[PHOTO OMITTED]
John F. McNamara


Dear Shareholders,

Japan has been in the news since we last wrote to you at year-end. The economic recovery has continued to gain momentum and many American investors have re-discovered the Japanese market. Net inflows into Japanese oriented equity mutual funds by U.S. investors for the first six months of the year totaled $
3.5 billion, although the majority of the money has been directed at index funds. We believe that there are inefficiencies within the Japanese equity market, which could cause index fund investors to miss some profit opportunities that are available to investors in actively managed funds such as ours.

All of you are no doubt aware of the spate of painful headlines regarding the mutual fund industry. Terms like "market timing" and "late trading" have become part of the jargon of Wall Street, and a number of fund groups have been sanctioned and fined. We are pleased that our Fund has been unaffected by the scandal and we are working closely with our service providers to ensure that we remain so. A fund like ours, which invests only in Japan, could be considered a candidate for timers seeking to take advantage of the time differentials between Tokyo and New York. However, The Japan Fund has had in place for some time a 2% redemption fee for purchasers who have held Fund shares for less than six months. The redemption fee is paid to The Japan Fund, and is designed to offset the brokerage commissions, market impact, and other costs caused by short-term trading. Our Fund also has a policy of fair valuing securities held by the portfolio in accordance with Board approved procedures when Japan closing market prices do not represent the current fair market value of the portfolio holdings. We believe that the redemption fee combined with this fair valuation policy makes our Fund unattractive to market timers.

In response to recent developments, the SEC has begun to tighten its control over the mutual fund industry. It recently mandated that starting September 7th of this year the Chairmen of boards of directors of funds, relying on SEC exemptive rules, must be independent of the funds' investment managers. This will have no impact on our Fund as our Chairmen have always been independent.


2  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


Finally, the SEC has adopted a new rule with regard to compliance. As of October 5, 2004, each investment company registered with the SEC must appoint its own Chief Compliance Officer and adopt a set of procedures reasonably designed to prevent violations of the federal securities laws. Our Fund, with its service providers, is preparing for the October deadline and does not anticipate any problem being ready for the new rule.

We appreciate your loyalty to The Japan Fund and thank you for your continuing support.


Sincerely,


/s/ William L. Givens               /s/ John F. McNamara

William L. Givens                   John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTING INVOLVES RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATIONS IN CURRENCY VALUATIONS, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY.




                                                      The Japan Fund, Inc.  |  3

Performance Summary                                                JUNE 30, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                6 MONTHS    1 YEAR     3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc.-- Class S    10.80%     59.89%     6.47%    4.81%    2.76%
--------------------------------------------------------------------------------
TOPIX+                            12.08%     45.78%     2.52%   -0.54%   -3.62%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                        CLASS S
--------------------------------------------------------------------------------
06/30/04                                                                 $10.57
--------------------------------------------------------------------------------
12/31/03                                                                 $ 9.54
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        FUNDS        PERCENTILE
PERIOD                                RANK             TRACKED         RANKING
--------------------------------------------------------------------------------
1-Year                                  7        of      47              15
--------------------------------------------------------------------------------
3-Year                                  6        of      42              14
--------------------------------------------------------------------------------
5-Year                                  3        of      31              10
--------------------------------------------------------------------------------
10-Year                                 1        of       5              20
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

*Prior to October 7, 2002, the Fund was advised by a different investment adviser and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.




4  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

                The Japan Fund, Inc.
                    -- Class S            TOPIX+
12/31/93             $10,000             $10,000
12/94                 11,003              12,196
12/95                 10,005              11,907
12/96                  8,912               9,976
12/97                  7,629               7,159
12/98                  9,486               7,564
12/99                 20,858              13,540
12/00                 15,168               9,086
12/01                 10,067               6,431
12/02                  9,216               5,878
12/03                 14,571               8,167
06/04                 16,144               9,153

--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.        6 MONTHS     1-YEAR    3-YEAR      5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Class S  Average annual
         total return         10.80%     59.89%     6.47%       4.81%     2.76%
--------------------------------------------------------------------------------
TOPIX+   Average annual
         total return         12.08%     45.78%     2.52%      -0.54%    -3.62%
--------------------------------------------------------------------------------

THE GROWTH OF $10,000 IS CUMULATIVE.
+ THE TOKYO STOCK EXCHANGE STOCK PRICE INDEX (TOPIX) IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. INDEX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.



                                                      The Japan Fund, Inc.  |  5

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------


COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

Japanese stocks surged over most of the first six months of 2004, despite periods of volatility, outperforming practically all other global markets. The broadly-based Tokyo Stock Exchange Price Index (TOPIX) returned 12% in U.S. dollar terms. Companies focused on the domestic economy led the market amid indications that the long period of deflation was finally coming to an end. Shares in the consumer finance, real estate and retail sectors did particularly well. Investors continued to favour small-cap stocks, as evidenced by the 41% return of the Nikkei JASDAQ Index (in U.S. dollar terms). The big advances took place against an increasingly favourable backdrop, as data showed that economic momentum was spreading to the domestic economy. Aggressive buying by overseas investors enabled the major stock-market indices to hit multi-year highs. The TOPIX enjoyed its largest fiscal-year return since 1986.

During the six months to 30 June 2004, the Fund delivered a strong absolute return of 10.80%, but underperformed the 12.08% return of the benchmark TOPIX. However, the fund outperformed the 9.9% return of the Lipper Japan peer group average (all figures quoted in U.S. dollars). Individual holdings in the retail and banking sectors were among the largest contributors to the Fund's return. A number of companies in the retail sector enjoyed significant improvements in their fiscal 2003 earnings thanks to restructuring efforts and appeared poised for a shift to top-line growth. In the banking sector, a number of major holdings returned to profitability in the year to March 2004 and reported further progress in the elimination of their non-performing loans. However, a number of technology-related holdings succumbed to a wave of bearish sentiment, despite their robust fundamentals, which detracted from the Fund's performance as a result. Manufacturers of liquid-crystal-display (LCD) components were hit by concerns about supply and demand conditions in their particular markets, while makers of semiconductor-production equipment were hurt by expectations that orders would soon peak. Meanwhile, investors shied away from machinery companies because of fears that monetary tightening in the U.S. and China would limit their potential earnings.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR COMPLETE FUND HOLDINGS, PLEASE SEE THE SCHEDULE OF INVESTMENTS SECTION OF THE FUND'S SEMI-ANNUAL REPORT.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. ALL INDICES REPRESENTED ARE UNMANAGED. ALL INDICES INCLUDE REINVESTMENT OF DIVIDENDS AND INTEREST INCOME UNLESS OTHERWISE NOTED.

THE NIKKEI JASDAQ IS A CAPITALIZATION-WEIGHTED INDEX OF ALL THE STOCKS LISTED ON THE JASDAQ OVER-THE-COUNTER TRADING MARKET.


6  |  The Japan Fund, Inc.

Portfolio Summary                                                  JUNE 30, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  ASSET ALLOCATION                                     6/30/04       12/31/03
--------------------------------------------------------------------------------
Equity Holdings                                             97%            98%
Cash Equivalent                                              3%             2%
--------------------------------------------------------------------------------
                                                           100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)   6/30/04       12/31/03
--------------------------------------------------------------------------------
Manufacturing                                               21%            28%
Financial                                                   21%            20%
Durables                                                    11%             3%
Consumer Discretionary                                      10%            10%
Consumer Staples                                             8%             8%
Technology                                                   5%             9%
Construction                                                 5%             5%
Health                                                       4%             3%
Service Industries                                           4%             2%
Metal                                                        3%             6%
Transportation                                               3%             2%
Media                                                        3%             1%
Communications                                               2%             3%
--------------------------------------------------------------------------------
                                                           100%           100%
--------------------------------------------------------------------------------
ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.




                                                      The Japan Fund, Inc.  |  7

Top Ten Holdings (Unaudited)                                       JUNE 30, 2004
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  TEN LARGEST EQUITY HOLDINGS AT JUNE 30, 2004 (35.6% of Portfolio)
--------------------------------------------------------------------------------

  1. TOYOTA MOTOR CORP.                                                   5.0%
     Manufacturer of diversified automotive products
--------------------------------------------------------------------------------
  2. FUJI PHOTO FILM CO. LTD.                                             4.3%
     Manufacturer of diversified film services
--------------------------------------------------------------------------------
  3. MIZUHO FINANCIAL GROUP, INC.                                         4.1%
     Provider of comprehensive financial services
--------------------------------------------------------------------------------
  4. HONDA MOTOR CO. LTD.                                                 3.9%
     Manufacturer of diversified automotive products
--------------------------------------------------------------------------------
  5. RICOH                                                                3.9%
     Manufacturer of electronic equipment and components
--------------------------------------------------------------------------------
  6. UFJ HOLDINGS, INC.                                                   3.8%
     Provider of comprehensive financial services
--------------------------------------------------------------------------------
  7. MITSUI TRUST HOLDINGS, INC.                                          3.1%
     Provider of comprehensive financial services
--------------------------------------------------------------------------------
  8. SUMITOMO MITSUI FINANCIAL GROUP, INC.                                2.7%
     Provider of comprehensive financial services
--------------------------------------------------------------------------------
  9. YAMATO TRANSPORT CO. LTD.                                            2.4%
     Provider of comprehensive transportation services
--------------------------------------------------------------------------------
 10. BRIDGESTONE CORP.                                                    2.4%
     Developer and manufacturer of automotive tires
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 9. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.




8  |  The Japan Fund, Inc.

Schedule of Investments
(Unaudited)                                                  AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
  COMMON STOCK** 97.2%
--------------------------------------------------------------------------------

COMMUNICATIONS 2.1%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 2.1%
KDDI Corp.                                                 293      1,700,294
Nippon Telegraph & Telephone Corp.                       1,476      8,002,519
--------------------------------------------------------------------------------
                                                                    9,702,813
--------------------------------------------------------------------------------
CONSTRUCTION 4.7%
--------------------------------------------------------------------------------
BUILDING PRODUCTS 4.7%
Asahi Glass Co. Ltd.                                   384,000      4,053,208
Kobe Steel Ltd.                                      1,235,000      1,872,088
Kuraray Co. Ltd.                                       128,000      1,063,000
Mitsubishi Rayon Co. Ltd.                              500,000      1,971,549
Rinnai Corp.                                            89,100      2,750,981
Shimachu Co. Ltd.                                      214,100      5,903,549
Taisei Corp.                                           437,000      1,674,366
Toray Industries, Inc.                                 545,000      2,605,142
--------------------------------------------------------------------------------
                                                                   21,893,883
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 9.9%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 2.8%
Fast Retailing Co. Ltd.                                131,000     10,757,313
UNY Co. Ltd.                                           152,000      1,974,748
--------------------------------------------------------------------------------
                                                                   12,732,061
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 0.8%
Nintendo Co. Ltd.                                       32,900      3,870,421
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      The Japan Fund, Inc.  |  9

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
RESTAURANTS 1.6%
Skylark Co. Ltd. (A)                                   360,200      7,336,005
--------------------------------------------------------------------------------
RETAIL - MISCELLANEOUS/DIVERSIFIED 4.7%
Ito-Yokado Co. Ltd.                                    224,000      9,728,294
Nissen Co. Ltd. (A)                                     98,700      2,161,622
Ryohin Keikaku Co. Ltd.                                 75,000      3,926,824
The Seiyu Ltd.*                                      1,802,000      5,999,425
--------------------------------------------------------------------------------
                                                                   21,816,165
--------------------------------------------------------------------------------
CONSUMER STAPLES 8.2%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 6.6%
Fuji Photo Film Co. Ltd.                               616,000     19,591,992
Konica Minolta Holdings, Inc.                          191,500      2,682,042
Nikon Corp. (A)                                        722,000      8,245,317
--------------------------------------------------------------------------------
                                                                   30,519,351
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.2%
Kao Corp.                                              152,000      3,717,672
Lion Corp. (A)                                         257,000      1,527,235
--------------------------------------------------------------------------------
                                                                    5,244,907
--------------------------------------------------------------------------------
FOOD & BEVERAGE 0.4%
Nippon Flour Mills Co. Ltd.                            382,000      1,897,040
--------------------------------------------------------------------------------
DURABLES 10.5%
--------------------------------------------------------------------------------
AUTOMOBILES 10.5%
Aisin Seiki Co. Ltd.                                   181,500      3,839,988
Honda Motor Co. Ltd.                                   370,800     18,138,328




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
AUTOMOBILES (CONTINUED)
NOK Corp.                                               83,900      3,160,012
Toyota Motor Corp.                                     560,100     23,022,879
--------------------------------------------------------------------------------
                                                                   48,161,207
--------------------------------------------------------------------------------
FINANCIAL 20.3%
--------------------------------------------------------------------------------
BANKS 14.1%
Mitsui Trust Holdings, Inc.                          1,918,000     14,269,553
Mizuho Financial Group, Inc.                             4,128     19,002,760
Sumitomo Mitsui Financial Group, Inc.                    1,775     12,347,293
The Fukuoka City Bank Ltd. (A)                         546,000      1,772,107
UFJ Holdings, Inc.*                                      3,890     17,436,866
--------------------------------------------------------------------------------
                                                                   64,828,579
--------------------------------------------------------------------------------
CONSUMER FINANCE 0.6%
Nippon Shinpan Co. Ltd.*                               686,000      2,794,281
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 3.4%
Daiwa Securities Group, Inc.                           296,000      2,158,140
Jafco Co. Ltd.                                         117,800      9,125,614
Mitsubishi Securities Co. Ltd.                         320,000      4,264,498
--------------------------------------------------------------------------------
                                                                   15,548,252
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.2%
Millea Holdings, Inc.                                      252      3,796,535
T&D Holdings, Inc.*                                     29,050      1,472,361
--------------------------------------------------------------------------------
                                                                    5,268,896
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  11

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
REAL ESTATE 0.7%
Mitsui Fudosan Co. Ltd.                                124,000      1,508,347
Sumitomo Realty & Development Co. Ltd.                 146,000      1,835,698
--------------------------------------------------------------------------------
                                                                    3,344,045
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 0.3%
Japan Real Estate Investment Corp.                         184      1,303,901
Nippon Building Fund, Inc.                                  24        175,914
--------------------------------------------------------------------------------
                                                                    1,479,815
--------------------------------------------------------------------------------
HEALTH 3.8%
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.7%
Terumo Corp.                                           305,000      7,757,628
--------------------------------------------------------------------------------
PHARMACEUTICALS 2.1%
Takeda Chemical Industries Ltd.                        108,900      4,851,044
Yamanouchi Pharmaceutical Co. Ltd.                     147,400      5,030,780
--------------------------------------------------------------------------------
                                                                    9,881,824
--------------------------------------------------------------------------------
MANUFACTURING 20.7%
--------------------------------------------------------------------------------
CHEMICALS 2.1%
Kaneka Corp.                                           193,000      1,854,084
Nitto Denko Corp.                                       95,500      4,955,750
Sumitomo Chemical Co. Ltd.                             383,000      1,812,960
Tokyo Ohka Kogyo Co. Ltd.                               58,300      1,160,257
--------------------------------------------------------------------------------
                                                                    9,783,051
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 2.0%
Disco Corp. (A)                                         13,700        587,345
Hitachi Ltd.                                           326,000      2,276,823
Kenwood Corp. (A)*                                     561,000      1,476,458
Nidec Corp.                                             45,100      4,689,107
--------------------------------------------------------------------------------
                                                                    9,029,733
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 2.6%
Daikin Industries Ltd.                                 280,000      7,629,524
Daiwa House Industry Co. Ltd.                           82,000        965,427
Sumitomo Osaka Cement Co. Ltd.                         521,000      1,453,553
Toppan Forms Co. Ltd.                                  130,700      1,823,218
--------------------------------------------------------------------------------
                                                                   11,871,722
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 4.6%
Fuji Machine Manufacturing Co. Ltd.                    326,100      3,836,305
Keyence Corp.                                           13,800      3,194,300
Kubota Corp.                                           555,000      2,993,593
Nichicon Corp.                                         138,400      1,898,453
THK Co. Ltd (A)                                        143,200      2,750,014
Tokyo Electron Ltd.                                     48,000      2,731,898
UMC Japan (A)*                                             946        693,249
Yokogawa Electric Corp.                                228,000      3,085,103
--------------------------------------------------------------------------------
                                                                   21,182,915
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 5.5%
Canon, Inc.                                            140,500      7,513,045
Ricoh                                                  829,000     17,886,044
--------------------------------------------------------------------------------
                                                                   25,399,089
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  13

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
RUBBER - TIRES 2.4%
Bridgestone Corp.                                      572,000     10,904,900
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.5%
Fujikura Ltd.                                          516,000      2,946,387
Furukawa Electric Co. Ltd.*                            351,000      1,521,125
Hitachi Cable Ltd.                                     549,000      2,649,790
--------------------------------------------------------------------------------
                                                                    7,117,302
--------------------------------------------------------------------------------
MEDIA 2.7%
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 2.3%
Sony Corp.                                             278,200     10,633,366
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.4%
SKY Perfect Communications, Inc.*                        1,468      1,720,158
--------------------------------------------------------------------------------
METAL 2.7%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 2.7%
Misumi Corp.                                           218,500      7,254,232
Mitsui & Co. Ltd.                                      203,000      1,542,375
Sumitomo Corp.                                         484,000      3,564,859
--------------------------------------------------------------------------------
                                                                   12,361,466
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 3.6%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 1.3%
Fujitsu Ltd.*                                          796,000      5,692,607
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.3%
Sumitomo Forestry Co. Ltd.                             238,000      2,775,532
TIS, Inc.                                               74,200      3,222,498
--------------------------------------------------------------------------------
                                                                    5,998,030
--------------------------------------------------------------------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES      VALUE ($)
--------------------------------------------------------------------------------
SCHOOLS 1.0%
Benesse Corp.                                          141,400      4,707,650
--------------------------------------------------------------------------------
TECHNOLOGY 5.1%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 1.0%
Nomura Research Institute Ltd.                          40,800      4,412,774
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 4.1%
Anritsu Corp. (A)                                      386,000      2,563,051
Murata Manufacturing Co. Ltd.                          104,500      6,044,752
Nippon Electric Glass Co. Ltd.                          82,000      1,746,309
Sanken Electric Co. Ltd.                               101,000      1,337,529
Tokyo Seimitsu Co. Ltd. (A)                            205,900      7,180,578
--------------------------------------------------------------------------------
                                                                   18,872,219
--------------------------------------------------------------------------------
TRANSPORTATION 2.9%
--------------------------------------------------------------------------------
RAILROADS 0.5%
Keihin Electric Express Railway Co. Ltd. (A)           208,000      1,321,161
Tobu Railway Co. Ltd.                                  206,000        915,729
--------------------------------------------------------------------------------
                                                                    2,236,890
--------------------------------------------------------------------------------
TRUCKS 2.4%
Yamato Transport Co. Ltd.                              675,000     11,179,940
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $320,583,571)                            447,180,985
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  15

Schedule of Investments
(Unaudited) (concluded)                                      AS OF JUNE 30, 2004
--------------------------------------------------------------------------------

                                                   FACE AMOUNT      VALUE ($)
--------------------------------------------------------------------------------
  CASH EQUIVALENT 2.8%
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co. Time Deposit
   0.00%, 7/1/04
   (Cost $12,860,184)                        JPY 1,399,445,201     12,860,184
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100.0%
   (Cost $333,443,755)                                            460,041,169
--------------------------------------------------------------------------------
 * NON-INCOME PRODUCING SECURITY.
** ALL JAPANESE EQUITY SECURITIES ARE FAIR VALUED AS OF JUNE 30, 2004. SEE NOTE
   B IN NOTES TO FINANCIAL STATEMENTS.
JPY -- JAPANESE YEN
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JUNE 30, 2004 (SEE NOTE H). THE TOTAL VALUE OF SECURITIES ON LOAN WAS $24,948,581.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16  |  The Japan Fund, Inc.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  As of June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value (cost $333,443,755)          $460,041,169
--------------------------------------------------------------------------------
Cash received for securities loaned                                26,297,571
--------------------------------------------------------------------------------
Receivable for investment securities sold                           3,575,198
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                     1,310,600
--------------------------------------------------------------------------------
Dividends receivable                                                  145,420
--------------------------------------------------------------------------------
Other assets                                                           31,237
--------------------------------------------------------------------------------
Total assets                                                      491,401,195
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable upon return of securities loaned                           26,297,571
--------------------------------------------------------------------------------
Payable for investments purchased                                   2,375,410
--------------------------------------------------------------------------------
Accrued investment advisory fee                                       204,840
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                       64,656
--------------------------------------------------------------------------------
Accrued office of the President fee                                    55,733
--------------------------------------------------------------------------------
Accrued shareholder servicing fee                                      54,075
--------------------------------------------------------------------------------
Accrued administration fee                                             53,260
--------------------------------------------------------------------------------
Accrued Directors' fees                                                14,455
--------------------------------------------------------------------------------
Other accrued expenses and payables                                   365,182
--------------------------------------------------------------------------------
Total liabilities                                                  29,485,182
--------------------------------------------------------------------------------
NET ASSETS                                                       $461,916,013
--------------------------------------------------------------------------------
Net assets consist of:
--------------------------------------------------------------------------------
Paid-in capital                                                  $517,468,167
--------------------------------------------------------------------------------
Accumulated net investment loss                                    (5,319,591)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and
   foreign currency related translations                         (177,004,447)
--------------------------------------------------------------------------------
Net unrealized appreciation on:
   Investments                                                    126,597,414
--------------------------------------------------------------------------------
   Foreign currency related translations                              174,470
--------------------------------------------------------------------------------
NET ASSETS                                                       $461,916,013
--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
CLASS S
NET ASSET VALUE, offering and redemption price per share
($461,916,013 / 43,681,092 shares of capital stock outstanding,
$.331/3 par value, 500,000,000 shares authorized) (a)                  $10.57
--------------------------------------------------------------------------------
(A) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  17

Statement of Operations
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  For the six months ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $131,698)             $ 1,771,198
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                             1,208,526
--------------------------------------------------------------------------------
Shareholder servicing                                                 529,840
--------------------------------------------------------------------------------
Transfer agent fees                                                   355,900
--------------------------------------------------------------------------------
Administration fee                                                    314,484
--------------------------------------------------------------------------------
Legal                                                                 128,761
--------------------------------------------------------------------------------
Custodian                                                             121,232
--------------------------------------------------------------------------------
Office of the President expense                                        99,959
--------------------------------------------------------------------------------
Auditing                                                               43,946
--------------------------------------------------------------------------------
Reports to shareholders                                                38,068
--------------------------------------------------------------------------------
Registration fees                                                      15,752
--------------------------------------------------------------------------------
Directors' fees and expenses                                           11,084
--------------------------------------------------------------------------------
Other                                                                  13,414
--------------------------------------------------------------------------------
Total expenses, before expense reductions                           2,880,966
--------------------------------------------------------------------------------
Expense reductions:
Shareholder servicing                                                (211,933)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                            2,669,033
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (897,835)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                        36,954,876
--------------------------------------------------------------------------------
Foreign currency related translations                                (346,388)
--------------------------------------------------------------------------------
                                                                   36,608,488
--------------------------------------------------------------------------------
Net unrealized appreciation during the period on:
Investments                                                         6,616,401
--------------------------------------------------------------------------------
Foreign currency related translations                                 173,440
--------------------------------------------------------------------------------
                                                                    6,789,841
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENT TRANSACTIONS                                43,398,329
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $42,500,494
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18  |  The Japan Fund, Inc.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     1/1/04 TO
                                                      6/30/04        1/1/03 TO
                                                    (UNAUDITED)      12/31/03
--------------------------------------------------------------------------------
Operations:
Net investment loss                                 $ (897,835)    $ (2,356,979)
--------------------------------------------------------------------------------
Net realized gain on
investments and foreign currency translations       36,608,488       12,429,105
--------------------------------------------------------------------------------
Net unrealized appreciation on investments
and foreign currency transactions
during the period                                    6,789,841      123,485,612
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           42,500,494      133,557,738
--------------------------------------------------------------------------------
Dividends:
Net investment income                                       --       (2,366,811)
--------------------------------------------------------------------------------
Fund share transactions (see Note H):
Proceeds from shares sold                           68,131,969      177,637,668
--------------------------------------------------------------------------------
Reinvestment of cash dividends                              --        2,065,053
--------------------------------------------------------------------------------
Cost of shares redeemed                            (48,971,052)    (160,678,134)
--------------------------------------------------------------------------------
Redemption fees                                        327,246          826,354
--------------------------------------------------------------------------------
Net increase in assets from
Fund share transactions                             19,488,163       19,850,941
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                              61,988,657      151,041,868
--------------------------------------------------------------------------------
Net assets at beginning of period                  399,927,356      248,885,488
--------------------------------------------------------------------------------
Net assets at end of period
(including distributions in excess of
net investment income/accumulated
net investment loss of $(5,319,591) at
June 30, 2004 and $(4,421,756) at
December 31, 2003)                                $461,916,013     $399,927,356
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  19

Financial Highlights
--------------------------------------------------------------------------------


CLASS S

-------------------------------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                  2004(A)      2003        2002        2001       2000        1999
-------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 9.54      $ 6.07      $ 6.63      $ 9.98     $16.41      $ 8.33
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(b)                    (0.02)      (0.06)      (0.06)      (0.05)     (0.05)      (0.02)
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                            1.04        3.57       (0.51)      (3.31)     (3.97)       9.95
-------------------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                              1.02        3.51       (0.57)      (3.36)     (4.02)       9.93
-------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                        --       (0.06)         --          --      (0.58)      (0.08)
-------------------------------------------------------------------------------------------------------------
  Net realized gains on investment
     transactions                              --          --          --          --      (1.83)      (1.77)
-------------------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS            --       (0.06)         --          --      (2.41)      (1.85)
-------------------------------------------------------------------------------------------------------------
Redemption fees                              0.01        0.02        0.01        0.01         --          --
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $10.57      $ 9.54      $ 6.07      $ 6.63     $ 9.98      $16.41
-------------------------------------------------------------------------------------------------------------
Total return (%)(c)                         10.80**     58.10       (8.45)     (33.57)    (27.28)     119.88
-------------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)          462         400         249         323        558       1,089
-------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                             1.36*       1.66        1.58        1.33       1.08        1.00
-------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                             1.26*       1.56        1.57        1.33       1.08        1.00
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)            (0.42)*     (0.82)      (0.90)      (0.65)     (0.40)      (0.20)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                    41          80         113          70         74         114
-------------------------------------------------------------------------------------------------------------

  * ANNUALIZED
 ** NOT ANNUALIZED
(A) FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED).
(B) BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(C) EFFECTIVE MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL
    RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20  |  The Japan Fund, Inc.

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models.

If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors (the "Board") believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange



                                                     The Japan Fund, Inc.  |  21

--------------------------------------------------------------------------------


institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of June 30, 2004, there were no forward foreign currency contracts outstanding.




22  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

C. PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $181,052,414 and $170,312,236, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.




                                                     The Japan Fund, Inc.  |  23

--------------------------------------------------------------------------------


Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.), Inc. ("FMR U.K."), Fidelity Management & Research ("Far East"), Inc. ("FMR Far East"), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator for the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses.

OTHER SERVICE PROVIDERS. Forum Shareholder Services, LLC, serves as the transfer and dividend-paying agent for the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.



24  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


The Fund adopted a Shareholder Servicing Plan (the "Plan") pursuant to which SEI Investments Distribution Co. ("SIDCo") has agreed to provide shareholder services pursuant to a Shareholder Servicing Agreement. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. SIDCo has voluntarily agreed to waive 0.10%, and such waiver may be terminated at any time at SIDCo's sole discretion.

DIRECTORS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attendance at Board and Committee meetings.

E. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

Under the United States -- Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 10% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                           ORDINARY
                            INCOME                    TOTALS
                           ---------                  ------
       2003               $2,366,811                $2,366,811
       2002                       --                        --




                                                     The Japan Fund, Inc.  |  25

--------------------------------------------------------------------------------


As of December 31, 2003, the components of Accumulated Losses were as follows:

Undistributed ordinary income .................................   $     789,589
Capital loss carryforwards ....................................    (205,767,789)
Post October losses ...........................................        (625,571)
Net unrealized appreciation ...................................     107,897,251
Other temporary differences ...................................        (346,128)
                                                                  -------------
Total accumulated losses                                          $ (98,052,648)
                                                                  =============

The following summarizes the capital loss carryforwards as of December 31, 2003. These capital loss carryforwards are available to offset future gains.

         EXPIRING IN FISCAL YEAR                           AMOUNT
         -----------------------                           ------
                2010                                    $126,498,834
                2009                                      79,268,955

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2004 were as follows:

Federal tax cost ..............................................    $333,443,755
                                                                   ============
Aggregate gross unrealized appreciation .......................     127,781,283
Aggregate gross unrealized depreciation .......................      (1,183,869)
                                                                   ------------
Net unrealized appreciation ...................................    $126,597,414
                                                                   ============

F. DIRECTORS' RETIREMENT BENEFITS

Under a retirement program (the "Plan"), independent members of the Board who met certain criteria became eligible to participate in an unfunded non-qualified, non-contributory defined benefit retirement program. Under this Plan, monthly payments were made for a period of 120 months by the Fund based on the individual's final year basic Director's fees and length of service.

In a meeting held by the Board on June 9, 2004, the Board approved the termination of the Plan effective April 30, 2004. Upon termination, each eligible participant received a single sum payment from the Fund calculated as of April 30, 2004, with interest through June 30, 2004. The total amount of such payments from the Fund was $260,392. In determining the actuarial present value of the benefit obligation, the interest rate used for the weighted average discount rate was 6.00%. Additionally, prior to the termination of the Plan, the Fund paid $12,500 to eligible participants from this program.


26  |  The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


For the six months ended, the Director's retirement expense amounted to $(73,234) and this amount is included in Directors' fees and expenses in the statement of operations. The actuarially computed net pension cost for the six months ended consisted of service expense of $5,633, interest expense of $8,847, amortization of prior service cost of $4,729 and amortization of gain/loss of $(4,125). Additionally, the termination of the Plan effective April 30, 2004 resulted in a curtailment and the payment of single sum benefits resulted in a settlement to be accounted for under Financial Accounting Standards Board Statement No. 88. The curtailment resulted in a loss of $33,237 due to recognition of the unrecognized prior service cost at April 30, 2004. With the termination of the Plan, the resulting single sum payment resulted in a gain of $121,555. This amount represents the difference between the accrued pension cost prior to the payment of single sum benefits and the total of single sum benefits paid.

G. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

H. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending


                                                     The Japan Fund, Inc.  |  27

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

I. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                               SIX MONTHS ENDED                         YEAR ENDED
                                 JUNE 30, 2004                       DECEMBER 31, 2003
---------------------------------------------------------------------------------------------
                           SHARES          DOLLARS               SHARES            DOLLARS
---------------------------------------------------------------------------------------------
SHARES SOLD
---------------------------------------------------------------------------------------------
Class S                   6,728,252      $68,131,969            22,845,256     $ 177,637,668
---------------------------------------------------------------------------------------------
SHARES REINVESTED
---------------------------------------------------------------------------------------------
Class S                          --      $        --               216,010     $   2,065,053
---------------------------------------------------------------------------------------------
SHARES REDEEMED
---------------------------------------------------------------------------------------------
Class S                  (4,975,937)    $(48,971,052)          (22,105,977)    $(160,678,134)
---------------------------------------------------------------------------------------------
REDEMPTION FEES
---------------------------------------------------------------------------------------------
Class S                          --     $    327,246                    --     $     826,354
---------------------------------------------------------------------------------------------
NET INCREASE
---------------------------------------------------------------------------------------------
Class S                   1,752,315      $19,488,163               955,289     $  19,850,941
---------------------------------------------------------------------------------------------

J. COMMITTED LINE OF CREDIT

The Fund has entered into a $5 million revolving credit facility ("Line of Credit") with Brown Brothers Harriman & Company. This Line of Credit may be utilized to meet shareholder redemptions or for other lawful purposes under the Investment Company Act of 1940. The Fund has agreed to pay an annual commitment fee of 0.10%. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the six month period ended June 30, 2004, there were no borrowings on this Line of Credit.


28  |  The Japan Fund, Inc.

[BACKGROUND GRAPHIC OMITTED]







THE JAPAN FUND, INC.
225 Franklin Street, 26th Floor
Boston, MA 02110

INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com

This material must be preceded or accompanied by a current prospectus.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES:
A description of the guidelines that the Fund or the Fund's investment advisor uses to vote proxies relating to portfolio securities is available without charge upon request, (i) by visiting our website at www.thejapanfund.com or (ii) by calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 will be available without charge (i) by visiting our website at www.thejapanfund.com or (ii) calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.


[RECYCLE LOGO OMITTED]
Printed on recycled paper.                                  JPN-SA-001-0300


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ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

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ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       The Japan Fund, Inc.


By (Signature and Title)*                          /s/ John F. McNamara
                                                   --------------------
                                                   John F. McNamara, President

Date: 09/07/04



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                          /s/ John F. McNamara
                                                   --------------------
                                                   John F. McNamara, President


Date: 09/07/04


By (Signature and Title)*                          /s/ William L. Givens
                                                   ---------------------
                                                   William L. Givens, Chairman


Date: 09/07/04

By (Signature and Title)*                          /s/ Peter Golden
                                                   ----------------
                                                   Peter Golden, CFO


Date: 09/07/04
* Print the name and title of each signing officer under his or her signature.